ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's
	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands (“BVI”)	100%

AirMedia International Limited (“AM International”)	July 14, 2007	BVI	100%

AirMedia (China) Limited (“AM China”)	August 5, 2005	Hong Kong	100%

Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. (“AM Technology”)	September 19, 2005	the PRC	100%

Shenzhen AirMedia Information Technology Co., Ltd. (“Shenzhen AM”)	June 6, 2006	the PRC	100%

Xi’an AirMedia Chuangyi Technology Co., Ltd. (“Xi’an AM”)	December 31, 2007	the PRC	100%

VIEs:
Beijing AirMedia Shengshi Advertising Co., Ltd.
(Formerly Beijing Shengshi Lianhe Advertising Co., Ltd.)
(“AirMedia Shengshi”)	August 7, 2005	the PRC	N/A

Beijing AirMedia Jiaming Advertising Co., Ltd.
(Formerly Beijing AirMedia UC Advertising Co., Ltd.)
(“Jiaming Advertising”)	January 1, 2007	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. (“AM Yuehang”)	January 16, 2008	the PRC	N/A

AirMedia Online Network Technology Co., Ltd. (“AM Online”)	April 30, 2015	the PRC	N/A

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

VIEs’ subsidiaries:
Beijing AirMedia Film & TV Culture Co., Ltd. (“AM Film”)	September 13, 2007	the PRC	N/A

Flying Dragon Media Advertising Co., Ltd. (“Flying Dragon”)	August 1, 2008	the PRC	N/A

Wenzhou AirMedia Advertising Co., Ltd. (“AM Wenzhou”)	October 17, 2008	the PRC	N/A

Hainan Jinhui Guangming Media Advertising Co., Ltd. (“Hainan Jinhui”)	June 23, 2009	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. (“Dongding”)	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd.
(Formerly Beijing Weimei Shengjing Media
Advertising Co., Ltd.) (“GreatView Media”)	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Advertising Co., Ltd. (“Guangzhou Meizheng”)	May 17, 2013	the PRC	N/A

Beijing AirMedia Tianyi Information Technology Co., Ltd. (“AM Tianyi”)	September 25, 2013	the PRC	N/A

Guangzhou Xinyu Advertising Co., Ltd. (“Guangzhou Xinyu”)	February 2, 2015	the PRC	N/A

AirMedia Mobile Network Technology Co., Ltd. (“AM Mobile”)	April 23, 2015	the PRC	N/A

Guangzhou Meizheng Information Technology Co., Ltd. (“Guangzhou Tech”)	June 18, 2015	the PRC	N/A

AirMedia Henglong Mobile Network Technology Co., Ltd. (“AMHL Mobile”)	April 27, 2015	the PRC	N/A

Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. (“AM Jiaming”)	December 31, 2015	the PRC	N/A

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts
	As of December 31,
	2014	2015

Total current assets	$63,730	$316,268
Total non-current assets	94,811	190,684

Total assets	158,541	506,952

Total current liabilities	40,702	101,197
Total non-current liabilities	1,387	26,536

Total liabilities	$42,089	$127,733

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2013	2014	2015

Net revenues	$90,523	$74,689	$49,237
Net loss	(31,887)	(47,119)	(60,117)
Net cash used in operating activities from continuing operations	(16,001)	(17,353)	(26,388)
Net cash (used in) provided by investing activities from continuing operations	(58,804)	(22,607)	(5,166)
Net cash provided by financing activities from continuing operations	60,390	28,785	325